Note 9 - Stockholder's Equity	9 Months Ended
Apr. 30, 2013
Equity [Abstract]
Note 9 - Stockholder's Equity

Note 9 – Stockholders’ Equity:

During the nine months period ended April 30, 2013, the Company did not issue any shares of common stock. As at April 30, 2013, the Company had a total of 183,825 shares of its Class A, voting, no par value common stock issued and outstanding.  A total of 3,725 shares earned under the Company’s 2008 and 2009 stock award plans remain unissued at April 30, 2013.

We are also authorized to issue an unlimited number of Class B voting common shares, Class C non-voting common shares, and Class D non-voting common shares, and 5,000,000 shares of Class E non-voting preferred shares.  None of these other classes of shares had been issued at the date of the financial statements.